Trade and Other Receivables	12 Months Ended
Jun. 30, 2023
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 15. Trade and other receivables

	Consolidated
	30 June 2023	30 June 2022
	$	$

Trade receivables	401,358	251,244
Less: Provision for doubtful debts	(235,357)	(235,357)
	166,001	15,887

GST Receivable	145,911	35,289
	311,912	51,176

During the 2022 and earlier financial years, the Company provided services to Body Composition Technologies Pty Ltd (“BCT Australia”) an Australian incorporated wholly owned subsidiary of Body Composition Technologies Pte Ltd (“BCT”). AHI has a Joint Venture interest in BCT, see Note 37. The total receivables balance from BCT Australia to the Company at 30 June 2022 was $235,357, which had been fully provided for as a doubtful debt.